BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated July 18, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, Trevor Martin no longer serves as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Victory Capital Management Inc. (“Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund”). D. Scott Tracy, Stephen J. Bishop, Melissa Chadwick-Dunn and Paul Leung continue to serve as portfolio managers of Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Trevor Martin in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Supplement dated July 18, 2025

to the Statement of Additional Information (“SAI”) dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective immediately, Trevor Martin no longer serves as portfolio manager of the portion of the assets of the Small/Mid Cap Growth Fund managed by Victory Capital Management Inc. (“Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund”). D. Scott Tracy, Stephen J. Bishop, Melissa Chadwick-Dunn and Paul Leung continue to serve as portfolio managers of Victory Capital’s Allocated Portion of the Small/Mid Cap Growth Fund.

Accordingly, all references and information related to Trevor Martin in the SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE